UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:   September 30, 2002

          Check here if Amendment |_|; Amendment Number:
                                                        ------------------------

                        This Amendment (Check only one):

                              |_| is a restatement.
                              |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:     Thomas W. Smith

    Address:  323 Railroad Avenue    Greenwich    CT           06830
              (Street)                 (City)   (State)         (Zip)

    Form 13F File Number: 28-1909

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:  Thomas W. Smith
         Title: Investment Manager
         Phone: 203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         November 14, 2002
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this |_| report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

         Number of Other Included Managers:                     2

         Form 13F Information Table Entry Total:               34

         Form 13F Information Table Value Total:        $767, 938  (thousands)


List of Other Included Managers:

No.             Form 13F File No.:              Name:

01              28-3444                         Thomas N. Tryforos

02              Initial Filing                  Scott J. Vassalluzo

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

FORM 13F INFORMATION TABLE

                                                                VALUE     SHARES/    SH/ PUT/ INVSTMT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT    PRN CALL DSCRETN  MANAGERS   SOLE   SHARED NONE
------------------------------    --------------  ----------   -------- ------------ --- ---- ------- --------- -------- ------ ----
COMMERCE BANCORP, INC.                 COM        200519106          62      1500    SH        SOLE                 1500
COMMERCE BANCORP, INC.                 COM        200519106       43253   1042000    SH        OTHER      02     1042000
COPART, INC.                           COM        2172041061       5815    535959    SH        SOLE               535959
COPART, INC.                           COM        2172041061      36543   3368000    SH        OTHER      02     3368000
CREDIT ACCEPTANCE CORP                 COM        225310101        2621    319600    SH        SOLE               319600
CREDIT ACCEPTANCE CORP                 COM        225310101       33427   4076500    SH        OTHER      02     4076500
CATALINA MARKETING                     COM        148867104        3339    118920    SH        SOLE               118920
CATALINA MARKETING                     COM        148867104       70936   2526200    SH        OTHER      02     2526200
CONSECO, INC.                          COM        208464107          19    247937    SH        SOLE               247937
CONSECO, INC.                          COM        208464107         186   2450571    SH        OTHER      02     2450571
INDYMAC MORTGAGE HOLDINGS INC          COM        4566071001        385     20000    SH        SOLE                20000
IRON MOUNTAIN, INC.                    COM        46284P104       12594    503944    SH        SOLE               503944
IRON MOUNTAIN, INC.                    COM        46284P104      115457   4620120    SH        OTHER      02     4620120
MEMBERWORKS INC.                       COM        5860021070       2425    139188    SH        SOLE               139188
MEMBERWORKS INC.                       COM        5860021070      23965   1375700    SH        OTHER      02     1375700
MENS WAREHOUSE, INC.                   COM        587118100000     8307    565100    SH        OTHER      02      565100
MOBILE MINI, INC.                      COM        60740f105         473     36535    SH        SOLE                36535
MOBILE MINI, INC.                      COM        60740f105        9219    711900    SH        OTHER      02      711900
ORTHODONTIC CTRS. OF AMER.             COM        68750P103        4475    418270    SH        SOLE               418270
ORTHODONTIC CTRS. OF AMER.             COM        68750P103       35301   3299200    SH        OTHER      02     3299200
PRE-PAID LEGAL SERVICES. INC.          COM        7400651007       7124    358351    SH        SOLE               358351
PRE-PAID LEGAL SERVICES. INC.          COM        7400651007      55278   2780600    SH        OTHER      02     2780600
SCP POOL CORPORATION                   COM        784028102         384     14000    SH        SOLE                14000
SCOTTS COMPANY                         COM        8101861065       4408    105733    SH        SOLE               105733
SEI INVESTMENTS                        COM        784117103       23271    974530    SH        SOLE               974530
SEI INVESTMENTS                        COM        784117103      169899   7114714    SH        OTHER      02     7114714
STATE STREET CORPORATION               COM        8574771031        464     12010    SH        SOLE                12010
UNITED RENTALS, INC.                   COM        9113631090       2994    354740    SH        SOLE               354740
UNITED RENTALS, INC.                   COM        9113631090      18476   2189100    SH        OTHER      02     2189100
WALT DISNEY COMPANY                    COM        2546871060        159     10497    SH        SOLE                10497
WHOLE FOOD MARKET, INC.                COM        9668371068       9956    232400    SH        SOLE               232400
WHOLE FOOD MARKET, INC.                COM        9668371068      50658   1182500    SH        OTHER      02     1182500
WORLD ACCEPTANCE CORP.                 COM        981419104         751     94800    SH        SOLE                94800
WORLD ACCEPTANCE CORP.                 COM        981419104       15314   1933600    SH        OTHER      02     1933600